EMPLOYEE BENEFIT PLANS - economic assumptions used in the determination of the present value of the defined benefit plans (Details)	Dec. 31, 2019	Dec. 31, 2018
Colombia
Disclosure of employee benefit plans
Discount rate	5.70%	6.90%
Rate of wage increase	5.95%	5.70%
Projected inflation	3.45%	3.40%
Rate of pension increase	3.45%	3.40%
Bancolombia Panama [Member]
Disclosure of employee benefit plans
Discount rate	2.80%	4.00%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%
Banistmo [Member]
Disclosure of employee benefit plans
Discount rate	4.00%	4.00%
Rate of wage increase	3.40%	2.30%
Projected inflation	3.00%	3.00%
EL SALVADOR
Disclosure of employee benefit plans
Discount rate	3.00%	4.10%
Rate of wage increase	2.00%	2.50%
Projected inflation	1.00%	1.50%
Guatemala
Disclosure of employee benefit plans
Discount rate	8.20%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%